SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 20, 2017 USD ($) $ / shares shares	Sep. 20, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) Vote shares	Dec. 31, 2017 CNY (¥) Vote shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Sep. 20, 2017 CNY (¥)
SHAREHOLDERS' EQUITY
Proceeds from initial public offering, net of issuance costs			$ 481,102	¥ 3,130,197
Reclassification from mezzanine equity to ordinary equity | ¥				¥ 15,842,210
Ordinary shares, outstanding shares			0	0	60,000,000
Preferred Shares
SHAREHOLDERS' EQUITY
Reclassification from mezzanine equity to ordinary equity | ¥		¥ 15,842,210
Preferred share conversion ratio	1	1
Conversion of shares, shares converted	264,034,399	264,034,399
Ordinary Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	264,034,399	264,034,399
Reclassification from mezzanine equity to ordinary equity | ¥				¥ 17,339
Convertible ordinary shares conversion ratio	1	1
Conversion of shares, shares converted	60,000,000	60,000,000
Exercise of share options (Note 19) (shares)			730,000	730,000
Class A ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	182,168,452	182,168,452
Number of votes per share | Vote			1	1
Exercise of share options (Note 19) (shares)			730,000	730,000	0	0
Ordinary shares, outstanding shares			232,648,452	232,648,452	0
Class A ordinary shares | Preferred Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	169,959,150	169,959,150
Class A ordinary shares | Ordinary Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	12,209,302	12,209,302
Ordinary shares issued			49,750,000	49,750,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	94,075,249	94,075,249
Number of votes per share | Vote			15	15
Class A ordinary share issued for convertible shares			1	1
Conversion of shares, shares converted			0	0
Ordinary shares, outstanding shares			94,075,249	94,075,249	0
Class B ordinary shares | Preferred Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	94,075,249	94,075,249
Class C ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	47,790,698	47,790,698
Number of votes per share | Vote			30	30
Class A ordinary share issued for convertible shares			1	1
Conversion of shares, shares converted			0	0
Ordinary shares, outstanding shares			47,790,698	47,790,698	0
Class C ordinary shares | Ordinary Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued	47,790,698	47,790,698
IPO
SHAREHOLDERS' EQUITY
Proceeds from initial public offering, net of issuance costs	$ 484,301	¥ 3,151,007
Deferred IPO Costs	$ 4,710						¥ 30,646
IPO | ADS
SHAREHOLDERS' EQUITY
Ordinary shares issued	45,000,000	45,000,000
Fair market value per ordinary share | $ / shares	$ 10.00
IPO | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares issued	45,000,000	45,000,000
Underwriters | ADS
SHAREHOLDERS' EQUITY
Ordinary shares issued	4,750,000	4,750,000
Fair market value per ordinary share | $ / shares	$ 10.00
Underwriters | ADS | Selling shareholders
SHAREHOLDERS' EQUITY
Ordinary shares issued	2,000,000	2,000,000
Fair market value per ordinary share | $ / shares	$ 10.00
Underwriters | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares issued	4,750,000	4,750,000
Underwriters | Class A ordinary shares | Selling shareholders
SHAREHOLDERS' EQUITY
Ordinary shares issued	2,000,000	2,000,000